Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net (loss) income before taxes	$ (299,540)	$ 53,283	$ 78,786
Net (loss) income not subject to taxes	(244,045)	(19,706)	12,601
Net (loss) income subject to taxes	(55,495)	72,989	66,185
At applicable statutory tax rates	(15,784)	12,972	14,527
Permanent differences	2,424	(13,277)	387
Adjustments related to currency differences	5,847	(1,869)	(1,060)
Valuation allowance and other	7,415	10,982	(35,211)
Tax (recovery) expense related to current year	$ (98)	$ 8,808	$ (21,357)